Related Parties Transactions	12 Months Ended
Dec. 31, 2023
Related Parties Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

Note 13:- RELATED PARTies TRANSACTIONS

Agreements with controlling shareholder and its affiliates:

The Company has in effect agreements with affiliated companies pursuant to which the Company has rendered services amounting to approximately $5,615, $6,990, and $3,678, in aggregate for the years ended December 31, 2021, 2022 and 2023, respectively and acquired services amounting to approximately $2,639, $3,088 and $3,371 for the years ended December 31, 2021, 2022 and 2023, respectively.

As of December 31, 2022 and 2023, the Company had trade and other receivables balances due to its related parties in amount of approximately $8,519 and $5,494, respectively. In addition, as of December 31, 2022 and 2023, the Company had trade payables balances due from its related parties in amount of approximately $124 and $322, respectively.